Loans Receivable - Loan Components (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	$ 1,510,144	$ 2,137,704	$ 2,276,160
Allowance for loan losses	(23,246)	(35,537)	(45,873)	(41,667)
Loans, net	1,486,898	2,102,167
Loans past due 90 days and accruing	0	0	0
Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	242,494	478,734	556,966
CRE Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	278,651	468,442	527,825
CRE Non-Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	461,631	576,084	584,857
Land and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	70,156	64,306	55,919
Home Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	156,926	188,478	207,720
Home Equity Term Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	17,239	25,279	30,842
Residential Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	276,993	305,552	273,413
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	6,054	30,829	38,618
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	1,052,932	1,587,567	1,725,567
Allowance for loan losses	(15,834)	(27,828)	(33,197)	(34,227)
Commercial Loans [Member] | Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	242,494	478,734	556,966
Loans past due 90 days and accruing	0	0	0
Commercial Loans [Member] | CRE Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	278,651	468,442	527,825
Loans past due 90 days and accruing	0	0	0
Commercial Loans [Member] | CRE Non-Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	461,631	576,084	584,857
Loans past due 90 days and accruing	0	0	0
Commercial Loans [Member] | Land and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	70,156	64,306	55,919
Loans past due 90 days and accruing	0	0	0
Consumer Loans [Member] | Home Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	156,926	188,478	207,720
Loans past due 90 days and accruing	0	0	0
Consumer Loans [Member] | Home Equity Term Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	17,239	25,279	30,842
Loans past due 90 days and accruing	0	0	0
Consumer Loans [Member] | Residential Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	276,993	305,552	273,413
Loans past due 90 days and accruing	0	0	0
Consumer Loans [Member] | Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	6,054	30,829	38,618
Loans past due 90 days and accruing	$ 0	$ 0	$ 0